As filed with the U.S. Securities and Exchange Commission on April 4, 2018

Registration No. 333-193994

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

SEC File No 811-4834

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST EFFECTIVE AMENDMENT NO. 11	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 82	☒

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Exact Name of Registrant)

John Hancock Life Insurance Company (U.S.A.)

(Name of Depositor)

197 Clarendon Street

Boston, MA 02116

(Complete address of depositor’s principal executive offices)

Depositor’s Telephone Number: 617-572-6000

JAMES C. HOODLET

John Hancock Life Insurance Company (U.S.A.)

U.S. INSURANCE LAW

JOHN HANCOCK PLACE

BOSTON, MA 02117

(Name and complete address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☒	on April 30, 2018 pursuant to paragraph (b) of Rule 485
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

Pursuant to the provisions of Rule 24f-2, Registrant has registered an indefinite amount of the securities under the Securities Act of 1933.

PART C

OTHER INFORMATION

Item 26. Exhibits

The following exhibits are filed as part of this Registration Statement:

(a) Resolution of Board of Directors establishing Separate Account A is incorporated by reference to post-effective amendment number 1, file number 333-157212, filed with the Commission in April 2010.

(b) Not applicable.

(c) (1) Distribution Agreement and Servicing Agreement between John Hancock Distributors and John Hancock Life Insurance Company (U.S.A.) dated February 17, 2009, incorporated by reference to pre-effective amendment number 1, file number 333-157212, filed with the Commission on April 7, 2009.

(2)(a) Specimen General Agent and Broker-Dealer Selling Agreement by and among John Hancock Life Insurance Company (U.S.A.) and John Hancock Distributors LLC effective August, 2009, incorporated by reference to pre-effective amendment number 2, file number 333-157212, filed with the Commission on April 26, 2011.

(b) List of third party broker-dealer firms included as Attachment A, incorporated by reference to post-effective amendment number 10, file number 333-179570, filed with the Commission in April, 2017.

(d)(1) Form of Specimen Flexible Premium Variable Life Insurance policy, incorporated by reference to pre-effective amendment No. 1, file No. 333-193994, filed with the Commission on May 19, 2015.

(2) Specimen Disability Payment of Specified Premium Rider, incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(3) Acceleration of Death Benefit for Qualified Long-Term Care Services Rider, incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(4) Specimen Cash Value Enhancement Rider, incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(5) Specimen Overloan Protection Rider, incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(6) Specimen Accelerated Benefit Rider, incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(7) Specimen Return of Premium Rider, incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(8) Specimen Healthy Engagement Rider, incorporated by reference to post-effective amendment number 7, file number, 333-193994, filed with the Commission on December 1, 2015.

(9) Specimen Critical Illness Benefit Rider, incorporated by reference to post-effective amendment number 10, file number 333-193994, filed with the Commission on February 9, 2018.

(e) Specimen policy application, incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(f) (1) Restated Articles of Redomestication of the John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 30, 1992, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(a) Amendment to the Articles of Redomestication of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(b) Amendment to the Articles of Redomestication effective January 1, 2005, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(c) Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) dated July 26, 2010, and further amended as of November 20, 2012, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission in April 2013.

(2) By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated December 2, 1992, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(a) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated June 7, 2000, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(b) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated March 12, 1999, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(c) Amendment to the By-laws of John Hancock Life Insurance Company (U.S.A.) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) dated July 16, 2004, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(d) Amended and Restated By-laws of John Hancock Life Insurance Company (U.S.A.) dated June 15, 2010, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission in April 2013.

(g) (1) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Hanover Life Reassurance Company of America, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December 6, 2013.

(2) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Generali USA Life Reassurance Company of America, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December 6, 2013.

(3) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and RGA Reinsurance Company, incorporated by reference to post-effective amendment number 5, file number 333-179570, filed with the Commission on December 6, 2013.

(4) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Aurigen Reinsurance Company of America, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on October 21, 2016.

(5) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Hanover Life Reassurance Company of America, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on October 21, 2016.

(6) Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and RGA Reinsurance Company, incorporated by reference to post-effective amendment number 9, file number 333-179570, filed with the Commission on October 21, 2016.

(h)(1) Participation Agreement among the Manufacturers Insurance Company (U.S.A.), the Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC dated April 30, 2004, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(2) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and John Hancock Trust dated April 20, 2005, incorporated by reference to pre-effective amendment number 1, file number 333-126668, filed with the Commission on October 12, 2005.

(3) Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and M Financial Investment Advisers, Inc. dated November 13, 2009, incorporated by reference to file number 333-164150, filed with the Commission on January 4, 2010.

(4) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(5) Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007, incorporated by reference to post-effective amendment number 9, file number 333-85284, filed with the Commission in April, 2007.

(i) (1) Service agreement between Manulife Financial Corporation and the Manufacturers Life Insurance Company (U.S.A.), dated January 1, 2001, incorporated by reference to post-effective amendment number 6, file number 333-179570, filed with the Commission April 28, 2014.

(j) Not applicable.

(k) Opinion and consent of counsel for John Hancock Life Insurance Company (U.S.A.), incorporated by reference to pre-effective amendment number 1, file number 333-193994, filed with the Commission on May 19, 2015.

(l) Not Applicable.

(m) Not Applicable.

(n) Not Applicable.

(o) Not Applicable.

(p) Not Applicable.

(q) Memorandum Regarding Issuance, Face Amount Increase, Redemption and Transfer Procedures for the policies, incorporated by reference to pre-effective amendment number 1, file number 333-100597, filed with the Commission on December 16, 2002.

Powers of Attorney

(i) Powers of Attorney for Thomas Borshoff, Paul M. Connolly, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John Vrysen, incorporated by reference to post-effective amendment number 1, file number 333-179570, filed with the Commission on April 24, 2013. Power of Attorney for Linda A. Davis Watters, incorporated by reference to post-effective amendment number 10, file number 333-179570, filed with the Commission in April, 2017. Power of Attorney for Marianne Harrison, incorporated by reference to pre-effective amendment No. 1, File No. 333-221236, filed with the Commission on December 14, 2017.

Item 27. Directors and Officers of the Depositor

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Name and Principal Business Address	Position with Depositor
Marianne Harrison 601 Congress Street Boston, MA 02210	Chair, President & Chief Executive Officer

Thomas Borshoff 536 Stone Road Pittsford, NY 14534	Director

Paul M. Connolly 75 Indian Spring Road Milton, MA 02186	Director

Ruth Ann Fleming 205 Highland Avenue Short Hills, NJ 07078	Director

James D. Gallagher 601 Congress Street Boston, MA 02210	Director, Executive Vice President, and General Counsel

Name and Principal Business Address	Position with Depositor
Scott S. Hartz 197 Clarendon Street Boston, MA 02116	Director, Executive Vice President and Chief Investment Officer – US Investments

Rex Schlaybaugh, Jr. 400 Renaissance Center Detroit, MI 48243	Director

John G. Vrysen 601 Congress Street Boston, MA 02210	Director

Linda A. Davis Watters 601 Congress Street Boston, MA 02210	Director, Vice President

Executive Vice Presidents

Andrew G. Arnott*

Christopher Paul Conkey**

Gregory Framke*

Gretchen Garrigues*

Peter Gordon*

Timothy W. Ramza*

Halina K. von dem Hagen***	and Treasurer

Senior Vice Presidents

John C.S. Anderson**

Michael Biagiotti†††

Name and Principal Business Address	Position with Depositor

Nadine Chakar**

Kevin J. Cloherty*

Steven F. Dorval*

Barbara Goose*	and Chief Marketing Officer

Naveed Irshad*

Patrick McGuinness*

William McPadden**

Lee Ann Murray**

James O’Brien†††

Sebastian Pariath*	and Head of Operations and Chief Information Officer

Alan R. Seghezzi**

Martin Sheerin*	and Chief Financial Officer

Name and Principal Business Address	Position with Depositor
Curt Smith*

Anthony Teta**

Brooks Tingle**

Leo Zerilli*

Vice Presidents

Lynda Abend*

John Addeo**

Emanuel Alves*	Counsel and Corporate Secretary

Abigail M. Armstrong**

Sudhir Arora**

Kevin Askew*****

William Ball†††

Jesse Bean**

Dwayne Bertrand**

Zahir Bhanji**

Stephen J. Blewitt**

Alan Block*

Robert Boyda**

Name and Principal Business Address	Position with Depositor
Paul Boyne**

Ian Bodie*

Ted Bruntrager*

Grant Buchanan*

Daniel C. Budde**

Robert Burrow*

Jennifer Toone Campanella**

Thomas Carlisle**

Rick A. Carlson*

Patricia Rosch Carrington**

Bob Carroll**

Todd J. Cassler*

Ken K. Cha*

Brian Collins*

Paul M. Crowley**

Marcelle Dahar*

Kenneth D’Amato*

John J. Danello*

Name and Principal Business Address	Position with Depositor
Linda A. Davis Watters*

Andreas Deutschmann†††

Robert Donahue****

Chris Donoghue*

Jeffrey Duckworth*

Melvyn D’Souza***	Treasury

Carolyn Flanagan*

Lauren Marx Fleming*

Philip J. Fontana*

Carl O. Fowler**

Paul Gallagher*

Thomas C. Goggins**

Susan Ghalili**

Geoff Gittins***

Jeffrey N. Given*

Howard C. Greene**

Christopher Griswold*

Richard Harris***	and Appointed Actuary

Name and Principal Business Address	Position with Depositor

Ellie Harrison*	US Human Resources

John Hatch*

Michael Hession*

Name and Principal Business Address	Position with Depositor

Kevin Hill*

James C. Hoodlet**

Daniel S. Janis III**

Mitchell Karman*	and Chief Compliance Officer & Counsel

Recep C. Kendircioglu**

Neal Kerins**

Frank Knox*	and Chief Compliance Officer – Retail Funds/Separate Accounts

Hung Ko***	Vice President, Treasury

David Kroach***

Diane R. Landers**

Linda Levyne*

Scott Lively*

Jennifer Lundmark*

Patrick MacDonnell*

Cheryl Mallett****

Nathaniel I. Margolis**

Christopher Maryanopolis†††

Name and Principal Business Address	Position with Depositor

John B. Maynard*

Karen McCafferty*

Scott A. McFetridge**

Jonathan McGee**

Michael McNamara*

Steven E. Medina**

Maureen Milet**	and Chief Compliance Officer – Investments

Scott Morin*

Camille Mucci**

Patrick M. Murphy*

Jeffrey H. Nataupsky**

Scott Navin**

Sinead O’Connor*

Christopher O’Keefe*

Daragh O’Sullivan*

Jacques Ouimet**

Jeffrey Packard**

Gary M. Pelletier**

Name and Principal Business Address	Position with Depositor

E. David Pemstein**

Wendell L. Perkins*

Charlie Philbrook*	and Chief Risk Officer

David Plumb*

Tracey Polsgrove*

Jill Rebman***

William Shannon Reid*

George Revoir*

Charles Rizzo*

Kerri Rogers*****

Ian Roke†††

Andrew Ross****

Devon Russell*

Lisa Anne Ryan†††

Frank Saeli**

Thomas Samoluk*

Emory W. Sanders*

Jeffrey R. Santerre**

Name and Principal Business Address	Position with Depositor

Christopher L. Sechler*

Thomas Shea**

Gordon Shone*

Name and Principal Business Address	Position with Depositor

Susan Simi**

Darren Smith*

Rob Stanley*

Paddy Subbaraman*

John Suminski*

Wilfred Talbot*

Nathan Thooft**

Tony Todisco*****

Brian E. Torrisi**

Carlos Vasquez*

Simonetta Vendittelli*****	and Controller

Mario Vertolli***

Peter de Vries***

Lisa Ann Welch**

Adam Wise**

R. Blake Witherington**

Henry Wong**

Name and Principal Business Address	Position with Depositor

Laura Wooster**

Ross Zilber*

*	Principal Business Office is 601 Congress Street, Boston, MA 02210
**	Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***	Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****	Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5
*****	Principal Business Office is 380 Stuart Street, Boston, MA 02116
†††	Principal Business is 200 Berkeley Street, Boston, MA 02116
††††	Principal Business is 101 Huntington Avenue, Boston, MA 02116

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of the Depositor operating as a unit investment trust. The Registrant supports benefits payable under the Depositor’s variable life insurance policies by investing assets allocated to various investment options in shares of John Hancock Variable Insurance Trust (formerly, John Hancock Trust) and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the “series” type.

As of the effective date of the registration statement, the Company and its affiliates are controlled by Manulife Financial Corporation.

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2017

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
Manulife Asset Management Holdings (Canada) Inc. (Canada)
Manulife Asset Management Limited (Canada)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Property Limited Partnership (Ontario)(4)
Manulife Property Limited Partnership II (Ontario)(5)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
Manulife Assurance Company of Canada (Canada)
Manulife Western Holdings Limited Partnership(3) (Alberta)
PT Asuransi Jiwa Manulife Indonesia(1) (Indonesia)
PT Manulife Aset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Chinabank Life Assurance Corporation (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manulife Asset Management (Japan) Limited (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Limited (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Manulife (International) Limited (Bermuda)
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
John Hancock Investment Management Services, LLC (Delaware)
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
Manulife Asset Management (US) LLC (Delaware)
John Hancock Advisers, LLC(2) (Delaware)
John Hancock Funds, LLC (Delaware)
John Hancock Insurance Agency, Inc. (Delaware)
John Hancock Reassurance Company Ltd. (Michigan)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
Indirect Control
Direct Control

(1) The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company
(2) The remaining 0.1% equity of John Hancock Advisers, LLC is indirectly held by The Manufacturers Investment Corporation
(3) 99% limited partnership interest is held by The Manufacturers Life Insurance Company
(4) 99% limited partnership interest is held by The Manufacturers Life Insurance Company
(5) 99% limited partnership interest is held by Manulife Property Limited Partnership II

This chart displays voting interest. All entities are 100% controlled unless otherwise indicated.

Item 29. Indemnification

The Form of Selling Agreement or Service Agreement between John Hancock Distributors LLC (“JH Distributors”) and various broker-dealers may provide that the selling broker-dealer indemnify and hold harmless JH Distributors and the Company, including their affiliates, officers, directors, employees and agents against losses, claims, liabilities or expenses (including reasonable attorney’s fees), arising out of or based upon a breach of the Selling or Service Agreement, or any applicable law or regulation or any applicable rule of any self-regulatory organization or similar provision consistent with industry practice.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Set forth below is information concerning other investment companies for which JH Distributors, the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

Name of Investment Company	Capacity in Which Acting
John Hancock Variable Life Account S	Principal Underwriter

John Hancock Variable Life Account U	Principal Underwriter

John Hancock Variable Life Account V	Principal Underwriter

John Hancock Variable Life Account UV	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account J	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account K	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter

John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter

(b) John Hancock Life Insurance Company (U.S.A.) is the sole member of JH Distributors and the following comprise the Board of Managers and Officers of JH Distributors.

Name	Title

James C. Hoodlet**	Director

George Revoir*	Director, President and Chief Executive Officer

Alan Seghezzi**	Director

Martin Sheerin*	Director

Christopher Walker***	Director, Vice President, Investments

Emanuel Alves*	Secretary

Brian Collins*	Vice President, US Taxation

*	Principal Business Office is 601 Congress Street, Boston, MA 02210
**	Principal Business Office is 197 Clarendon Street, Boston, MA 02116
***	Principal Business Office is 200 Bloor Street, Toronto, Canada M4W1E5
****	Principal Business Office is 250 Bloor Street, Toronto, Canada M4W1E5

(c) John Hancock Distributors LLC

Compensation received, directly or indirectly, from the Registrant by John Hancock Distributors LLC, the sole principal underwriter of the contracts funded by the Separate Account during the last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
John Hancock Distributors LLC	$0	$0	$0	$0

Item 31. Location of Accounts and Records

The following entities prepare, maintain, and preserve the records required by Section 31(a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request: John Hancock Distributors LLC, John Hancock Place, Boston, Massachusetts 02117, serves as Registrant’s distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. John Hancock Life Insurance Company (U.S.A.) (at the same address), in its capacity as Registrant’s depositor keeps all other records required by Section 31 (a) of the Act.

Item 32. Management Services

All management services contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company (U.S.A.) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this amendment to the Registration Statement to be signed on its behalf in the City of Boston, Commonwealth of Massachusetts, as of the 4th day of April, 2018.

John Hancock Life Insurance Company (U.S.A.) Separate Account A

(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By: /s/ Marianne Harrison

Marianne Harrison

Principal Executive Officer

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(Depositor)

By: /s/ Marianne Harrison

Marianne Harrison

Principal Executive Officer

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities indicated as of the 4th day of April, 2018.

Signatures	Title

/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller

/s/ Martin Sheerin Martin Sheerin	Senior Vice President and Chief Financial Officer

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Ruth Ann Fleming	Director

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex E. Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

* Linda A. Davis Watters	Director

/s/James C. Hoodlet James C. Hoodlet

*	Pursuant to Power of Attorney